Loans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pass [Member]
Summary of risk category of loans
Risk category of loans	$ 132,165	$ 94,183
Special Mention [Member]
Summary of risk category of loans
Risk category of loans	3,028	4,887
Substandard [Member]
Summary of risk category of loans
Risk category of loans	5,689	7,242
Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Commercial real estate [Member]
Summary of risk category of loans
Risk category of loans	59,460	55,509
Commercial real estate [Member] | Commercial real estate [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	54,057	50,080
Commercial real estate [Member] | Commercial real estate [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	1,891	2,229
Commercial real estate [Member] | Commercial real estate [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	3,512	3,200
Commercial real estate [Member] | Commercial real estate [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Secured by farm land [Member]
Summary of risk category of loans
Risk category of loans	23,218	11,628
Commercial real estate [Member] | Secured by farm land [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	23,218	11,628
Commercial real estate [Member] | Secured by farm land [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Secured by farm land [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Secured by farm land [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial real estate [Member] | Construction and Land Development [Member]
Summary of risk category of loans
Risk category of loans	8,668	4,818
Commercial real estate [Member] | Construction and Land Development [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	7,854	2,729
Commercial real estate [Member] | Construction and Land Development [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	190	196
Commercial real estate [Member] | Construction and Land Development [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	624	1,893
Commercial real estate [Member] | Construction and Land Development [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Commercial and industrial [Member]
Summary of risk category of loans
Risk category of loans	37,266	30,215
Commercial [Member] | Commercial and industrial [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	34,827	25,965
Commercial [Member] | Commercial and industrial [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	929	2,442
Commercial [Member] | Commercial and industrial [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	1,510	1,808
Commercial [Member] | Commercial and industrial [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Agricultural production [Member]
Summary of risk category of loans
Risk category of loans	12,209	3,781
Commercial [Member] | Agricultural production [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	12,209	3,781
Commercial [Member] | Agricultural production [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Agricultural production [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	0	0
Commercial [Member] | Agricultural production [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	0	0
Residential real estate [Member]
Summary of risk category of loans
Risk category of loans	140,882	106,312
Residential real estate [Member] | One-to-four Family [Member]
Summary of risk category of loans
Risk category of loans	61	361
Residential real estate [Member] | One-to-four Family [Member] | Pass [Member]
Summary of risk category of loans
Risk category of loans	0	0
Residential real estate [Member] | One-to-four Family [Member] | Special Mention [Member]
Summary of risk category of loans
Risk category of loans	18	20
Residential real estate [Member] | One-to-four Family [Member] | Substandard [Member]
Summary of risk category of loans
Risk category of loans	43	341
Residential real estate [Member] | One-to-four Family [Member] | Doubtful [Member]
Summary of risk category of loans
Risk category of loans	$ 0	$ 0